Taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes payable [Abstract]
Schedule of taxes payable
	2022	2021
Value-added tax payable	$1,135,002	$990,173
Income tax payable	404,617	198,130
Other taxes payable	131,703	110,844
Total	$1,671,322	$1,299,147